Derivative financial instruments - Impact on profit or loss (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net carrying amount of net derivative financial assets (liabilities)	€ (151.5)	€ 338.5	€ (391.3)
Expected Cash Flows	(151.5)	338.5	(391.3)
Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(349.5)	119.0	21.7
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	18.2	111.5	(104.1)
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	127.3	60.1	(83.1)
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	51.5	36.6	(100.7)
Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.0	11.3	(125.1)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Net carrying amount of net derivative financial assets (liabilities)	8.0	4.0	(6.7)
Expected Cash Flows	8.0	4.0	(6.7)
Interest rate swaps | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	2.0	1.7	(0.7)
Interest rate swaps | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.8	1.2	(0.2)
Interest rate swaps | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.7	0.8	(0.6)
Interest rate swaps | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.5	0.4	(1.0)
Interest rate swaps | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	1.0	(0.1)	(4.2)
Other than aircraft purchases forward contract
Disclosure of detailed information about financial instruments [line items]
Net carrying amount of net derivative financial assets (liabilities)	97.0	235.0	(181.4)
Expected Cash Flows	97.0	235.0	(181.4)
Other than aircraft purchases forward contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	53.6	208.8	(153.4)
Other than aircraft purchases forward contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	41.4	26.2	(28.4)
Other than aircraft purchases forward contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	2.0		0.4
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Net carrying amount of net derivative financial assets (liabilities)	455.3	284.7	(413.0)
Expected Cash Flows	455.3	284.7	(413.0)
Aircraft purchases contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	126.2	98.2	(34.0)
Aircraft purchases contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	155.5	79.6	(75.5)
Aircraft purchases contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	123.6	59.3	(82.9)
Aircraft purchases contract | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	50.0	36.2	(99.7)
Aircraft purchases contract | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows		11.4	(120.9)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Net carrying amount of net derivative financial assets (liabilities)	(711.8)	(185.2)	209.8
Expected Cash Flows	(711.8)	(185.2)	209.8
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(531.3)	(189.7)	€ 209.8
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	€ (180.5)	€ 4.5